Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2010
Fair Value of Financial Assets and Liabilities

The following table details the fair value of our financial assets and liabilities that are required to be measured at fair value on a recurring basis, as well as non-recurring fair value measurements that we completed during 2009 (there were none in 2010) due to the impairment of non-financial assets (in millions):

		Fair Value at Measurement Date Using
	Balance at December 31, 2010	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Fair Value Measurements on a Recurring Basis:
Interest rate swap derivatives(1)	$10.6	$—	$10.6	$—
Forward currency purchase contracts(1)(2)	6.9	—	6.9	—

		Fair Value at Measurement Date Using
	Balance at December 31, 2009	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Fair Value Measurements on a Recurring Basis:
Interest rate swap derivatives(1)	$(1.0)	$—	$(1.0)	$—
Forward currency purchase contracts(1)	1.7	—	1.7	—
Fair Value Measurements on a Non- recurring Basis:
Impaired hotel properties held and used(2)	78	—	73	5
Impaired hotel properties sold(2)	—	—	35	—
European joint venture investment(2)	138	—	—	125

(1)	These derivative contracts have been designated as hedging instruments.
(2)	The fair value measurements are as of the measurement date of the impairment and may not reflect the book value as of December 31, 2009.

Summary of our Four Foreign Currency Purchase Contracts

We also evaluate counterparty credit risk in the calculation of the fair value of the swaps. The following table summarizes our four foreign currency purchase contracts (in millions):

Transaction Date	Transaction Amount in Euros	Transaction Amount in Dollars	Forward Purchase Date
				Fair Value as of December 31,		Change in Fair Value
				2010	2009	2010	2009
February 2008	€30	$43	August 2011	$2.8	$(.1)	$2.9	$(1.8)
February 2008	15	22	February 2013	2.2	.7	1.5	(1.2)
May 2008	15	23	May 2014	2.9	1.1	1.8	(1.4)
July 2010	20	26	October 2014	(1.0)	—	(1.0)	—

Total	€80	$114		$6.9	$1.7	$5.2	$(4.4)

Fair Value of Certain Financial Assets and Liabilities and Other Financial Instruments

The fair value of certain financial assets and liabilities and other financial instruments are shown below:

	2010		2009
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
	(in millions)
Financial assets
Mortgage notes	$55	$77	$—	$—
Other notes receivable	—	—	11	11
Financial liabilities
Senior notes	3,093	3,200	3,411	3,473
Exchangeable Senior Debentures	1,156	1,471	1,123	1,246
Credit facility	58	58	—	—
Mortgage debt and other, net of capital leases	1,110	1,107	1,302	1,269